Consolidated Statements of Comprehensive Income - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net revenue	$ 268,791,694	$ 307,634,389	$ 341,028,267
Cost of sales	(268,335,751)	(279,494,885)	(279,986,522)
Gross profit	455,943	28,139,504	61,041,745
Selling and distribution expenses	(3,751,070)	(3,946,509)	(3,888,969)
General and administrative expenses	(7,363,234)	(7,978,267)	(8,158,940)
Research and development expenses	(9,809,587)	(9,546,863)	(9,854,712)
Other income	5,320,271	5,412,125	3,829,897
Other gains and losses	(1,595,614)	1,488,052	(976,560)
Finance costs	(3,251,370)	(2,663,605)	(2,867,861)
Share of profit of equity-accounted investees	149,907	311,714	239,006
Profit (loss) before income tax	(19,844,754)	11,216,151	39,363,606
Income tax (benefit) expense	1,336,155	322,374	(1,125,157)
Profit (loss) for the year	(21,180,909)	10,893,777	40,488,763
Items that will never be reclassified to profit or loss
Remeasurement of defined benefit obligations	188,110	(56,956)	(98,091)
Unrealized gain (loss) on equity investments at fair value through other comprehensive income	519,100	(756,287)
Equity-accounted investees - share of other comprehensive income	3,288	4,239	243
Related tax	(37,622)	38,908	155,930
Other comprehensive income that will not be reclassified to profit or loss, net of tax	672,876	(770,096)	58,082
Items that are or may be reclassified subsequently to profit or loss
Foreign operations - foreign currency translation differences	(2,505,864)	(785,772)	(2,255,410)
Net change in fair value of available-for-sale financial assets			1,146,422
Effective portion of changes in fair value of cash flow hedges			(21,992)
Equity-accounted investees - share of other comprehensive loss	(38,512)	(19,716)	(62,327)
Related tax	459,729	191,809	316,372
Other comprehensive income that will be reclassified to profit or loss, net of tax	(2,084,647)	(613,679)	(876,935)
Other comprehensive loss, net of tax	(1,411,771)	(1,383,775)	(818,853)
Total comprehensive income (loss) for the year	(22,592,680)	9,510,002	39,669,910
Profit (loss) attributable to:
Shareholders of AU Optronics Corp.	(18,767,191)	13,071,646	42,609,500
Non-controlling interests	(2,413,718)	(2,177,869)	(2,120,737)
Profit (loss) for the year	(21,180,909)	10,893,777	40,488,763
Total comprehensive income (loss) attributable to:
Shareholders of AU Optronics Corp.	(19,774,387)	11,996,308	42,146,146
Non-controlling interests	(2,818,293)	(2,486,306)	(2,476,236)
Total comprehensive income (loss) for the year	$ (22,592,680)	$ 9,510,002	$ 39,669,910
Earnings (loss) per share
Basic earnings (loss) per share	$ (1.96)	$ 1.36	$ 4.43
Diluted earnings (loss) per share	$ (1.96)	$ 1.34	$ 4.27